Operating Segments	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating Segments
Note 6 - Operating Segments

The Group operates in two reportable segments, as described below, which are the Group's strategic business units. The strategic business unit's allocation of resources and evaluation of performance are managed separately. The operating segments were determined based on internal management reports reviewed by the Group's chief operating decision maker (CODM). The CODM does not examine the balance of assets or liabilities for those segments and therefore, they are not presented.

●	Cellular segment - the segment includes the cellular communications services, cellular equipment and supplemental services.

●	Fixed-line segment - the segment includes landline telephony services, internet services, television services, transmission services, landline equipment and supplemental services.

	Year ended December 31, 2019*
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to loss for the year

External revenues	2,326	1,382	-	3,708
Inter-segment revenues	14	147	(161)	-

Adjusted segment EBITDA According to IAS 17***	380	285			665
Impact of IFRS 16	247	28			275
Adjusted segment EBITDA According to IFRS 16***	627	313			940
Depreciation and amortization					(898)
Tax benefit					23
Financing income					49
Financing expenses					(193)
Other expenses					(10)
Share based payments					(8)
Share in losses of equity accounted investees					(10)

Loss for the year					(107)

	Year ended December 31, 2018
	NIS millions
	Cellular		Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to loss for the year

External revenues	2,371		1,317	-	3,688
Inter-segment revenues	14		147	(161)	-

Adjusted segment EBITDA***	418	**	269			687

Depreciation and amortization						(584)
Tax benefit						6
Financing income						19 **
Financing expenses						(190)
Share based payments						(2)

Loss for the year						(64)

	Year ended December 31, 2017
	NIS millions
	Cellular		Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to profit for the year

External revenues	2,685		1,186	-	3,871
Inter-segment revenues	14		162	(176)	-

Adjusted segment EBITDA***	626	**	258			884

Depreciation and amortization						(555)
Taxes on income						(40)
Financing income						21 **
Financing expenses						(196)
Other income						1
Share based payments						(2)

Profit for the year						113

* See Note 2(F) regarding initial application of IFRS 16, Leases.
** Reclassified – see Note 2(F) regarding voluntary change in accounting policy
*** Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries), depreciation and amortization, profits (losses) of equity account investees and share based payments, as a measure of operating profit. Adjusted Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.